FINANCING EXPENSES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finance expenses breakdown
Interest on debt	$ 834	$ 884
Interest on lease liabilities	161	166
Capitalized interest at 5.0% ( 2020 - 4.8%)	(144)	(120)
Interest expense	851	930
Interest on partnership liability	51	52
Interest on pension and other post-retirement benefits	59	54
Accretion	304	278
Foreign exchange gain on U.S. dollar denominated debt	(113)	(312)
Operational foreign exchange and other	23	(6)
Loss on extinguishment of long-term debt	80
Total Financing expenses	$ 1,255	$ 996
Interest rate	5.00%	4.80%